Segmented Information	12 Months Ended
Oct. 31, 2025
Segmented Information [abstract]
Segmented Information
NOTE 27: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results under four key

business segments: Canadian Personal

and Commercial Banking,

U.S. Retail,
Wealth Management and Insurance,

and Wholesale Banking. The Bank’s other activities

are grouped into the Corporate segment.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Retail is

comprised of personal and business banking

in the U.S., TD Auto Finance U.S., and

the U.S. wealth business. On
February 12, 2025, the Bank sold its entire remaining

equity investment in Schwab. Prior to the

sale, the Bank’s investment in Schwab was reported

in the
U.S. Retail segment, refer to Note 12

for further details. Wealth Management and Insurance

includes the Canadian wealth business

which provides investment
products and services to institutional and retail

investors, and the insurance business

which provides property and casualty insurance,

as well as life and health
insurance products to customers across

Canada. Wholesale Banking provides a

wide range of capital markets, investment

banking, and corporate banking
products and services, including underwriting

and distribution of new debt and equity issues,

providing advice on strategic acquisitions

and divestitures, and
meeting the daily trading, funding, and investment

needs of the Bank’s clients. The Corporate

segment includes the effects of certain asset securitization programs, treasury management, elimination

of taxable equivalent adjustments and other

management reclassifications, corporate level

tax items, and residual
unallocated revenue and expenses. Effective

fiscal 2025, certain U.S. governance and

control investments, including costs for U.S. BSA/AML

remediation,
previously reported in the Corporate segment

are now reported in the U.S. Retail

segment. Comparative amounts have

been reclassified to conform with the
presentation adopted in the current period.
The results of each business segment reflect

revenue, expenses, and assets generated

by the businesses in that segment.

Due to the complexity of the Bank,
its management reporting model uses various

estimates, assumptions, allocations, and

risk-based methodologies for funds

transfer pricing, inter-segment
revenue, income tax rates, capital, indirect

expenses and cost transfers to

measure business segment results. The basis

of allocation and methodologies are
reviewed periodically to align with management’s

evaluation of the Bank’s business segments.

Transfer pricing of funds is generally applied at market rates.
Intersegment revenue is negotiated between

each business segment and approximates

the fair value of the services provided.

Income tax provision or recovery is
generally applied to each segment based on

a statutory tax rate and may be adjusted

for items and activities unique to each segment.

Amortization of intangibles
acquired as a result of business combinations

is included in the Corporate segment. Accordingly, net income for business segments is presented before
amortization of these intangibles.
Non-interest income is earned by the Bank

primarily through investment and

securities services, credit fees, trading

income, service charges, card services, and
insurance revenues. Revenues from

investment and securities services are earned

predominantly in the Wealth Management

and Insurance segment. Revenues
from credit fees are primarily earned

in the Wholesale Banking and Canadian Personal

and Commercial Banking segments.

Trading income is earned within
Wholesale Banking. Both service charges

and card services revenue are mainly earned

in the U.S. Retail and Canadian Personal

and Commercial Banking
segments. Insurance revenue is earned in

the Wealth Management and Insurance segment.
Net interest income within Wholesale Banking

is calculated on a taxable equivalent basis

(TEB), which means that the value of non-taxable

or tax-exempt
income, primarily dividends, is adjusted

to its equivalent before-tax value. Using TEB allows

the Bank to measure income from all

securities and loans consistently
and makes for a more meaningful comparison

of net interest income with similar institutions.

The TEB adjustment reflected in Wholesale

Banking is reversed in the
Corporate segment.
The following table summarizes the segment

results for the years ended October 31, 2025

and October 31, 2024.
Results by Business Segment 1
(millions of Canadian dollars) For the years ended
October 31, 2025
Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail and Insurance Banking 2 Corporate 2 Total
Net interest income (loss) $ 16,701 $ 12,368 $ 1,493 $ (18) $ 2,518 $ 33,062
Non-interest income (loss) 3,985 (63) 13,069 8,410 9,314 34,715
Total revenue 20,686 12,305 14,562 8,392 11,832 67,777
Provision for (recovery of)
credit losses 2,143 1,514 – 290 559 4,506
Insurance service expenses – – 6,089 – – 6,089
Non-interest expenses

8,382 9,599 4,698 6,048 4,812 33,539
Income (loss) before income taxes
and share of net income from
investment in Schwab 10,161 1,192 3,775 2,054 6,461 23,643
Provision for (recovery of)
income taxes 2,844 (472) 986 444 (392) 3,410
Share of net income from

investment in Schwab
3,4 – 277 – – 28 305
Net income (loss) $ 7,317 $ 1,941 $ 2,789 $ 1,610 $ 6,881 $ 20,538
October 31, 2024
Net interest income (loss) $ 15,697 $ 11,600 $ 1,226 $ 582 $ 1,367 $ 30,472
Non-interest income (loss) 4,093 2,113 12,309 6,704 1,532 26,751
Total revenue 19,790 13,713 13,535 7,286 2,899 57,223
Provision for (recovery of)
credit losses 1,755 1,532 – 317 649 4,253
Insurance service expenses – – 6,647 – – 6,647
Non-interest expenses

8,010 13,141 4,285 5,576 4,481 35,493
Income (loss) before income taxes
and share of net income

from investment in Schwab 10,025 (960) 2,603 1,393 (2,231) 10,830
Provision for (recovery of)

income taxes
2,806 69 648 275 (1,107) 2,691
Share of net income from
investment in Schwab 3,4 – 709 – – (6) 703
Net income (loss) $ 7,219 $ (320) $ 1,955 $ 1,118 $ (1,130) $ 8,842
The retailer program partners’

share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss).

The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2
Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale

Banking is reversed in the Corporate segment.
3
The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge were recorded in the Corporate segment.
4
The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 12 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial Management Wholesale
Banking U.S. Retail and Insurance Banking Corporate
Total

As at October 31, 2025
Total assets
$ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558
As at October 31, 2024
Total assets
$ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751
RESULTS BY GEOGRAPHY
For reporting of geographic results, segments

are grouped into Canada, United States,

and Other international. Transactions are primarily

recorded in the location
responsible for recording the revenue or assets.

This location frequently corresponds

with the location of the legal entity through which

the business is conducted
and the location of the customer.
Results by Geography
(millions of Canadian dollars) For the years ended As at

October 31 October 31

2025 2025
Total revenue Total assets
Canada $ 33,916 $ 1,167,980
United States 29,706 753,258
Other international 4,155 173,320
Total $ 67,777 $ 2,094,558
2024 2024
Canada $ 31,453 $ 1,146,243
United States 22,097 749,353
Other international 3,673 166,155
Total $ 57,223 $ 2,061,751